Note 29 - Capital base and Capital management	6 Months Ended
Jun. 30, 2018
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

Capital base and capital management

The Group’s bank capital in accordance with the aforementioned applicable regulation, considering entities scope required by the above regulation, as of June 30, 2018 and December 30, 2017 is shown below:

Capital ratios
	June 2018	December 2017
Eligible Common Equity Tier 1 capital (million euros) (a)	39,550	42,341
Eligible Additional Tier 1 capital (million euros) (b)	6,167	4,639
Eligible Tier 2 capital (million euros) (c)	9,499	9,137
Risk Weighted Assets (million euros) (d)	356,887	362,875
Common Equity Tier 1 capital ratio (CET 1) (A)=(a)/(d)	11.08%	11.67%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.73%	1.28%
Tier 1 capital ratio (Tier 1) (A)+(B)	12.81%	12.95%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.66%	2.42%
Total capital ratio (A)+(B)+(C)	15.47%	15.37%

Capital Base
	June 2018 (*)	December 2017
Tier 1 (million of euros) (a)	45,717	50,083
Exposure (million of euros) (b)	703,657	747,217
Leverage ratio (a)/(b) (percentage)	6.50%	6.70%